Ordinary Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended							0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	May 31, 2013	Mar. 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Nov. 30, 2010	Jun. 30, 2008	Dec. 17, 2014	Dec. 31, 2014
Stockholders Equity Note [Line Items]
Ordinary shares held by the service company	341,645	341,645	341,645									341,645
Issuance of new shares amount, net	$ 8,146	$ 50,632	$ 21,765
Common Stock
Stockholders Equity Note [Line Items]
Issuance of new shares	40,729,844	42,312,598	25,307,497	25,000,000	312,598	12,000,000	5,000,000	25,307,497	1,500,000	750,000
Issuance of new shares amount, net	4,073	4,231	2,531
Common Stock | Offshore Creditors
Stockholders Equity Note [Line Items]
Issuance of new shares											756,620	756,620
Common Stock | Series A Redeemable Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Issuance of new shares											21,651,808	21,651,808
Common Stock | Senior Notes
Stockholders Equity Note [Line Items]
Issuance of new shares											18,321,416	18,321,416
American Depositary Shares
Stockholders Equity Note [Line Items]
Issuance of new shares				25,000,000	312,598	12,000,000	5,000,000	25,307,497
Issuance of new shares, price per ADS				1.03	1.19	1.28	1.83	0.86
Issuance of new shares amount, net				25,750		15,360	9,150	21,765
American Depositary Shares | Offshore Creditors
Stockholders Equity Note [Line Items]
Issuance of new shares												756,620
Issuance of new shares, price per ADS												1.586
American Depositary Shares | Series A Redeemable Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Issuance of new shares												21,651,808
Issuance of new shares, price per ADS												1.586
American Depositary Shares | Senior Notes
Stockholders Equity Note [Line Items]
Issuance of new shares												18,321,416
Issuance of new shares, price per ADS												1.586